89041

RECEIVED MAY 22 2003 SEC MAIL PROCESSING SECTION WASH. 188

03020370

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

SEC USE ONLY		
Prefix		Serial
DATE RECEIVED		

PROCESSED MAY 23 2003 THOMSON FINANCIAL

Name of Offering ([ ] check is this amount is an amendment and name has changed, and indicate change.)
The Sagemark Companies Ltd. - Private Placement of 1,000,000 Shares of Common Stock

Filing Under (Check Box(es) that apply): [ ] Rule 504 [✓] Rule 505 [ ] Rule 506 [✓]Section 4(6) [ ] ULOE

Type of Filing: [ ] New Filing [✓] Amendment

A. BASIC IDENTIFICATION DATA

1. **Enter the information requested about the issuer**

Name of Issuer ([ ] check if this is an amendment and name has changed, and indicate change.)
The Sagemark Companies Ltd.

Address of Executive Offices (Number & Street, City, State, Zip Code) Telephone Number (Including Area Code)
1285 Avenue of the Americas, 35th Floor, New York, New York 10019, (212) 554-4219

Address of Principal Business Operations (Number & Street, City, State, Zip Code) Telephone Number (Incl. Area Code)
(if different from Executive Offices)

Brief Description of Business
The proposed business of the Issuer is to establish and operate imaging facilities specializing in positron emission tomography ("**P.E.T.**").

Type of Business Organization
[✓] corporation [ ] limited partnership, already formed [ ] other (please specify)
[ ] business trust [ ] limited partnership, to be formed

Actual or Estimated Date of Incorporation or Organization:

CRGH

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) [NY]

2. **Enter the information requested for the following:**

- **Each promoter of the issuer, if the issuer has been organized within the past five years;**
- **Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;**
- **Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and**
- **Each general and managing partner of partnership issuers.**

Check Box(es) that apply: [ ] Promoter [ ] Beneficial Owner [✓] Executive Officer [✓] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Theodore B. Shapiro

Business or Resiaence Address (Number and Street, City, State, Zip Code)

2300 Glades Road Suite 100W, Boca Raton, FL 33431

Check Box(es) that apply:[] Promoter [] Beneficial Owner [ ] Executive Officer [✓] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Edward D. Bright

Business or Residence Address (Number and Street, City, State, Zip Code)

146 Nassau Avenue, Islip, NY 11751

Check Box(es) that apply:[] Promoter [] Beneficial Owner [] Executive Officer [✓] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Stephen A. Schulman

Business or Residence Address (Number and Street, City, State, Zip Code)

2300 Glades Road Suite 100W, Boca Raton, FL 33431

Check Box(es) that apply: [ ] **Promoter** [ ] **Beneficial Owner** [✓] **Executive Officer** [ ] **Director** [ ] **General and/or Managing Partner**

Full Name (Last name first, if individual)

George W. Mahoney

Business or Residence Address (Number and Street, City, State, Zip Code)

2300 Glades Road Suite 100W, Boca Raton, FL 33431

Check Box(es) that apply: [ ] **Promoter** [ ] **Beneficial Owner** [] **Executive Officer** [✓] **Director** [ ] **General and/or Managing Partner**

Full Name (Last name first, if individual)

Robert L. Blessey

Business or Residence Address (Number and Street, City, State, Zip Code)

51 Lyon Ridge Road, Katonah, NY 10536

Check Box(es) that apply: [ ] **Promoter** [ ] **Beneficial Owner** [] **Executive Officer** [✓] **Director** [ ] **General and/or Managing Partner**

Full Name (Last .name first, if individual)

Abdallah S. Mishrick

Business or Residence Address (Number and Street, City, State, Zip Code)

NorthShore-Long Island Jewish Health System, North Shore University Hospital at Syosset, 221 Jericho Turnpike, Syosset, New York, 11791

B. INFORMATION ABOUT OFFERING

1. **Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?** [ ] Yes [✓] No

Answer also in Appendix, Column 2, if filing under ULOE.

2. **What is the minimum investment that will be accepted from any individual? $** No Minimum

3. **Does the offering permit joint ownership of a single unit?** [✓] Yes [ ] No

4. **Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of**

the broker or dealer. If more than five (5) persons to be listed are associated persons of such broker or dealer, you may set forth the information for that broker or dealer only.

None

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box [ ] and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$ 0	$ 0
Equity	$ 1,000,000	$ 1,000,000
[✓] Common [ ] Preferred		
Convertible Securities (including warrants)	$ 0	$ 0
Membership Interests	$ 0	$ 0
Other (Specify)	$ 0	$ 0
Total	$ 1,000,000	$ 1,000,000

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	18	$ 1,000,000
Non-Accredited Investors	None	$ 0
Total (for filings under Rule 504 only)		$

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by issuer, to date, in offerings of the types indicated, the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C-Question 1.

Type of offering	Type of Security (Includes Debt and Equity)	Dollar Amount Sold
Rule 505	Common Stock	$ 1,000,000
Regulation A		$ 0
Rule 504		$ 0
Total		$ 0

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	[ ]$ 0
Printing and Engraving Costs	[ ]$ 0
Legal Fees	[✓]$ 8,031
Accounting Fees	[ ]$ 0
Engineering Fees	[ ]$ 0
Sales Commissions (specify finders' fee separately)	[ ]$ 0
Other Expenses (identify) New York Further State Notice	[ ]$ 75
Total	[✓]$ 8,031

b. Enter the difference between the aggregate offering price given in response to Part C-Question 1 and total expenses furnished in response to Part C-Question 4.a. This difference is the "adjusted gross proceeds to the issuer." .... $ 991,969

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C-Question 4.b. above.

	Payments to Officers, Directors, & Affiliates	Payments to Others
Salaries and fees	[ ] $ 0	[ ] $ 0
Purchase of real estate	[ ] $ 0	[ ] $ 0
Purchase, rental or leasing and installation of machinery and equipment	[ ] $ 0	[ ] $ 0
Construction or leasing of plant buildings and facilities	[ ] $ 0	[ ] $ 0

Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	[ ] $ 0	[ ] $ 0
Repayment of indebtedness	[ ] $ 0	[ ] $ 0
Working capital	[ ] $ 0	[ ] $ 240,000
Other (specify) (See (1) below)	[ ] $ 0	[✓] $ 751,969
Column Totals	[ ] $ 0	[✓] $ 991,969
Total Payments Listed (column totals added)	[✓] $ 991,969	

(1) This portion of the net proceeds of this offering will be utilized by the Company in connection with opening additional imaging centers specializing in positron emission tomography ("**P.E.T.**"). The opening of a P.E.T. imaging facility requires, among other things, deposits on leases, leasehold improvements, purchase and/or leasing of equipment and start-up costs as would be associated with the opening of any new imaging facility.

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	**Signature**	**Date**
The Sagemark Companies Ltd.	[signature]	May 15, 2003
Name of Signer (Print or Type)	**Title of Signer (Print or Type)**	
George W. Mahoney	Chief Financial Officer	

ATTENTION
Intentional misstatements of omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

E. STATE SIGNATURE

1. Is any party described in 17 CFR 230.262 presently subject to any disqualification provisions of such rule? [ ] Yes [✓] No

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed, a notice on Form D (17 CFR 239,500) at such times as required by state law.

3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon

written request, information furnished by the issuer to offerees.

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	**Signature**	**Date**
The Sagemark Companies Ltd.		May 15, 2003
Name of Signer (Print or Type)	**Title of Signer (Print or Type)**	
George W. Mahoney	Chief Financial Officer	

Instruction:

Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice of Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

APPENDIX

1	2 Intend to sell to non-accredited investors in State (Part B-Item1)		3 Type of security and aggregate offering price offered in state (Part C-Item 1)	4 Type of investor and amount purchased in State (Part C-Item 2)				5 Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No		Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
FL		✓	Common Stock, $1,000,000	16	336,000	0	0		✓
KS		✓	Common Stock, $1,000,000	1	40,000	0	0		✓
NY		✓	Common Stock, $1,000,000	1	24,000	0	0		✓